DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997

DEAR SHAREHOLDER:

Dean Witter Global Utilities Fund performed well during the six-month period ended August 31, 1997. The portfolio's global utilities stocks rose overall, while enduring some volatility. The strongest-performing equities came from Latin America and were followed by those in the United States and Europe. Despite the weakness of Asian emerging markets during the period, Pacific stocks taken as a whole (including Australia and other developed countries) rose.

PERFORMANCE AND PORTFOLIO

The Fund's Class B shares registered a total return of 4.54 percent for the six-month period, while its comparative index, the Lipper Analytical Services, Inc. Utility Funds Index, had a total return of 4.85 percent. The Lipper index records the average performance of the 30 largest utility funds, most of which emphasize United States investments.

Several new stocks were added to the Fund over the past six months, including LCI International, Inc., a fast-growing U.S. long-distance telephone company; Telecel-Comunicacoes Pessoais S.A., a Portuguese cellular company; and Telus Corp., a Canadian telephone company. During the period under review, the Fund advantageously tendered its position in the British company Yorkshire Electricity Group PLC as part of its acquisition by two United States electric utility companies. Also, after ongoing disappointing earnings, the Fund sold its position in Nera AS, a Norwegian telecommunications company. Finally, in a classic "buy low, sell high" scenario, a sharp rise and apparent overheating of the Brazilian stock market led the Fund to reduce and rebalance its investments in that country.

At the end of the period, 64 percent of the Fund's equity holdings was allocated to the telecommunications sector, one of the worlds fastest-growing industries. The Fund invested in such telecommunication sectors as telephone operating services, cellular communications, telecommunications equipment and limited cable television and media. Other sectors that the Fund invested in were electricity, natural gas and

DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

water companies. The Fund's largest geographic allocation as of August 31, 1997 was in Europe (38 percent), followed by the United States (33 percent), the Pacific (15 percent), and Latin America and Canada (a combined 12 percent).

On July 28, 1997, the Fund began offering four classes of shares: A, B, C, and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

OUTLOOK

We are convinced that the outlook for global utility stocks is favorable, given ongoing economic expansion and stable interest rates. We continue to believe that the Fund is an effective way for investors to diversify their portfolios and take advantage of the development of the global infrastructure.

Thank you for your support of Dean Witter Global Utilities Fund. We look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL UTILITIES FUND
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For.........................................................................  14,434,646
Against.....................................................................     293,005
Abstain.....................................................................   1,115,384

(2) ELECTION OF TRUSTEES:

Michael Bozic
For...............    14,999,129
Withheld..........       843,906
Charles A. Fiumefreddo
For...............    15,045,795
Withheld..........       797,240
Edwin J. Garn
For...............    15,052,047
Withheld..........       790,988
John R. Haire
For...............    14,976,646
Withheld..........       866,389
Wayne E. Hedien
For...............    15,026,659
Withheld..........       816,376
Dr. Manuel H. Johnson
For...............    15,038,388
Withheld..........       804,647
Michael E. Nugent
For...............    15,067,760
Withheld..........       775,275
Philip J. Purcell
For...............    15,067,341
Withheld..........       775,694
John L. Schroeder
For...............    15,032,662
Withheld..........       810,373

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For...........................          13,900,993
Against.......................             636,648
Abstain.......................           1,305,394

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For...........................          14,718,656
Against.......................             236,371
Abstain.......................             888,008

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          COMMON AND PREFERRED STOCKS (97.7%)
                          ARGENTINA (2.5%)
                          UTILITIES - NATURAL GAS
                 259,859  MetroGas S.A. (Class B) (ADR)...........................................  $  2,371,213
                 735,000  Transportadora de Gas del Sur S.A. (Class B)............................     1,750,701
                                                                                                    ------------
                                                                                                       4,121,914
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                 857,000  Telecom Argentina Stet - France Telecom S.A. (Class B)..................     4,717,274
                                                                                                    ------------

                          TOTAL ARGENTINA.........................................................     8,839,188
                                                                                                    ------------

                          AUSTRALIA (3.3%)
                          UTILITIES - NATURAL GAS
               1,840,000  Australian Gas Light Company Ltd........................................    11,539,608
                                                                                                    ------------

                          AUSTRIA (0.8%)
                          TRANSPORTATION
                  71,000  Flughafen Wien AG.......................................................     2,733,773
                                                                                                    ------------

                          BRAZIL (1.4%)
                          UTILITIES - ELECTRIC
              55,000,000  Companhia Energetica de Minas Gerais S.A. (Pref.).......................     2,474,118
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
               8,000,000  Telecomunicacoes de Sao Paulo S.A. (Pref.)..............................     2,404,031
                                                                                                    ------------
                          TOTAL BRAZIL............................................................     4,878,149
                                                                                                    ------------

                          CANADA (4.0%)
                          TELECOMMUNICATION EQUIPMENT
                  85,000  Northern Telecom Ltd....................................................     8,426,513
                                                                                                    ------------
                          UTILITIES - NATURAL GAS
                 130,000  TransCanada Pipelines Ltd...............................................     2,430,476
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                 158,000  Telus Corp..............................................................     3,130,403
                                                                                                    ------------
                          TOTAL CANADA............................................................    13,987,392
                                                                                                    ------------

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------

                          CHILE (2.6%)
                          UTILITIES - ELECTRIC
                 125,000  Enersis S.A. (ADR)......................................................  $  4,445,312
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                 152,000  Compania de Telecomunicaciones de Chile S.A. (ADR)......................     4,569,500
                                                                                                    ------------

                          TOTAL CHILE.............................................................     9,014,812
                                                                                                    ------------

                          CHINA (2.0%)
                          UTILITIES - ELECTRIC
                 140,000  Huaneng Power International, Inc. (Class N) (ADR)*......................     3,307,500
                 314,000  Shandong Huaneng Power Co., Ltd. (ADR)..................................     3,748,375
                                                                                                    ------------

                          TOTAL CHINA.............................................................     7,055,875
                                                                                                    ------------

                          DENMARK (3.8%)
                          TRANSPORTATION
                  47,000  Kobenhavns Lufthavne AS.................................................     5,003,778
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                 158,500  Tele Danmark AS (B Shares)..............................................     8,285,777
                                                                                                    ------------

                          TOTAL DENMARK...........................................................    13,289,555
                                                                                                    ------------

                          FINLAND (2.4%)
                          TELECOMMUNICATION EQUIPMENT
                 109,000  Nokia AB (Series K).....................................................     8,413,740
                                                                                                    ------------

                          FRANCE (1.1%)
                          UTILITIES - WATER
                  33,134  Compagnie Generale des Eaux.............................................     3,691,477
                                                                                                    ------------

                          GERMANY (6.9%)
                          TELECOMMUNICATION EQUIPMENT
                 105,000  Siemens AG..............................................................     6,428,927
                                                                                                    ------------
                          UTILITIES - ELECTRIC
                 175,000  VEBA AG.................................................................     9,485,620
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          UTILITIES - TELECOMMUNICATIONS
                  17,500  Mannesmann AG...........................................................  $  8,091,814
                                                                                                    ------------
                          TOTAL GERMANY...........................................................    24,006,361
                                                                                                    ------------

                          HONG KONG (0.5%)
                          UTILITIES - ELECTRIC
                 500,000  Hong Kong Electric Holdings Ltd.........................................     1,748,613
                                                                                                    ------------

                          INDONESIA (1.8%)
                          UTILITIES - TELECOMMUNICATIONS
                 136,000  PT Indosat (ADR)........................................................     2,949,500
                 176,000  PT Telekomunikasi Indonesia (ADR).......................................     3,454,000
                                                                                                    ------------

                          TOTAL INDONESIA.........................................................     6,403,500
                                                                                                    ------------
                          ITALY (3.4%)
                          UTILITIES - TELECOMMUNICATIONS
               1,466,000  Telecom Italia Mobile SpA...............................................     5,057,746
               1,168,333  Telecom Italia SpA......................................................     6,925,021
                                                                                                    ------------
                          TOTAL ITALY.............................................................    11,982,767
                                                                                                    ------------
                          JAPAN (1.4%)
                          TELECOMMUNICATION EQUIPMENT
                  29,000  Kyocera Corp............................................................     1,825,259
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                     570  DDI Corp................................................................     2,973,913
                                                                                                    ------------

                          TOTAL JAPAN.............................................................     4,799,172
                                                                                                    ------------

                          MALAYSIA (1.2%)
                          UTILITIES - TELECOMMUNICATIONS
               1,364,000  Technology Resources Industries Berhad..................................     1,147,159
               1,015,000  Telekom Malaysia Berhad.................................................     3,088,376
                                                                                                    ------------

                          TOTAL MALAYSIA..........................................................     4,235,535
                                                                                                    ------------

                          MEXICO (1.5%)
                          UTILITIES - TELECOMMUNICATIONS
                 118,000  Telefonos de Mexico S.A. de C.V. (Class L) (ADR)........................     5,413,250
                                                                                                    ------------

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------

                          NETHERLANDS (2.3%)
                          UTILITIES - TELECOMMUNICATIONS
                 225,000  Koninklijke PTT Nederland NV............................................  $  7,963,917
                                                                                                    ------------

                          NEW ZEALAND (2.6%)
                          UTILITIES - TELECOMMUNICATIONS
               1,880,000  Telecom Corporation of New Zealand Ltd..................................     9,266,934
                                                                                                    ------------

                          PERU (0.3%)
                          UTILITIES - TELECOMMUNICATIONS
                  47,200  Telefonica del Peru S.A. (ADR)..........................................     1,103,300
                                                                                                    ------------

                          PHILIPPINES (0.8%)
                          UTILITIES - ELECTRIC
                 811,200  Manila Electric Co. (B Shares)..........................................     2,775,867
                                                                                                    ------------

                          PORTUGAL (2.2%)
                          UTILITIES - TELECOMMUNICATIONS
                 132,000  Portugal Telecom S.A....................................................     4,894,754
                                                                                                    ------------
                          WIRELESS COMMUNICATION
                  38,000  Telecel-Comunicacoes Pessoais S.A.*.....................................     2,764,315
                                                                                                    ------------

                          TOTAL PORTUGAL..........................................................     7,659,069
                                                                                                    ------------

                          SOUTH KOREA (1.5%)
                          UTILITIES - ELECTRIC
                 200,000  Korea Electric Power Corp. (ADR)........................................     3,262,500
                                                                                                    ------------
                          WIRELESS COMMUNICATION
                 213,000  Sk Telecom Co., Ltd. (ADR)..............................................     1,917,000
                                                                                                    ------------

                          TOTAL SOUTH KOREA.......................................................     5,179,500
                                                                                                    ------------

                          SPAIN (5.0%)
                          UTILITIES - ELECTRIC
                 371,000  Empresa Nacional de Electricidad S.A....................................     7,463,761
                 428,000  Iberdrola S.A...........................................................     4,796,068
                                                                                                    ------------
                                                                                                      12,259,829
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          UTILITIES - TELECOMMUNICATIONS
                 198,000  Telefonica de Espana....................................................  $  5,125,164
                                                                                                    ------------
                          TOTAL SPAIN.............................................................    17,384,993
                                                                                                    ------------
                          SWEDEN (2.4%)
                          TELECOMMUNICATION EQUIPMENT
                 199,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)......................     8,261,128
                                                                                                    ------------

                          SWITZERLAND (2.3%)
                          ELECTRICAL EQUIPMENT
                   5,600  ABB AG - Bearer.........................................................     8,231,099
                                                                                                    ------------

                          UNITED KINGDOM (5.1%)
                          CABLE & TELECOMMUNICATIONS
                 496,071  Cable & Wireless Communications PLC*....................................     1,993,015
               1,831,000  Telewest PLC*...........................................................     2,254,327
                                                                                                    ------------
                                                                                                       4,247,342
                                                                                                    ------------
                          MEDIA GROUP
                 329,000  Carlton Communications PLC..............................................     2,616,932
                                                                                                    ------------
                          UTILITIES - ELECTRIC
                 181,765  National Grid Group PLC.................................................       782,084
                                                                                                    ------------
                          WIRELESS COMMUNICATION
                 487,000  Orange PLC*.............................................................     1,714,367
               1,726,418  Vodafone Group PLC......................................................     8,642,103
                                                                                                    ------------
                                                                                                      10,356,470
                                                                                                    ------------

                          TOTAL UNITED KINGDOM....................................................    18,002,828
                                                                                                    ------------

                          UNITED STATES (32.6%)
                          MEDIA GROUP
                 125,000  U.S. West Media Group*..................................................     2,500,000
                                                                                                    ------------
                          TELECOMMUNICATION EQUIPMENT
                  75,408  Lucent Technologies, Inc................................................     5,872,398
                                                                                                    ------------
                          UTILITIES - ELECTRIC
                 100,000  AES Corp.*..............................................................     3,700,000
                 210,000  CMS Energy Corp.........................................................     7,546,875
                 120,000  Duke Power Co...........................................................     5,812,500

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                 200,000  Edison International....................................................  $  4,825,000
                  50,000  Houston Industries, Inc.................................................     1,012,500
                 120,000  PG & E Corp.............................................................     2,782,500
                 230,000  Southern Co.............................................................     4,844,375
                                                                                                    ------------
                                                                                                      30,523,750
                                                                                                    ------------
                          UTILITIES - NATURAL GAS
                 175,000  ENRON Corp..............................................................     6,748,437
                                                                                                    ------------
                          UTILITIES - TELECOMMUNICATIONS
                  85,000  Ameritech Corp..........................................................     5,328,437
                 100,000  AT&T Corp...............................................................     3,900,000
                 154,480  Bell Atlantic Corp......................................................    11,180,490
                 180,000  BellSouth Corp..........................................................     7,920,000
                 165,000  GTE Corp................................................................     7,352,813
                  83,000  LCI International, Inc.*................................................     1,992,000
                 118,000  MCI Communications Corp.................................................     3,363,000
                 135,000  SBC Communications, Inc.................................................     7,340,625
                 175,000  Sprint Corp.............................................................     8,225,000
                  52,000  Teleport Communications Group Inc. (Class A)*...........................     1,891,500
                 115,000  U.S. West Communications Group, Inc.....................................     4,118,438
                 150,000  WorldCom, Inc.*.........................................................     4,490,625
                                                                                                    ------------
                                                                                                      67,102,928
                                                                                                    ------------
                          WIRELESS COMMUNICATION
                  68,000  360 DEG. Communications Co.*............................................     1,249,500
                                                                                                    ------------

                          TOTAL UNITED STATES.....................................................   113,997,013
                                                                                                    ------------

                          TOTAL COMMON AND PREFERRED STOCKS
                          (IDENTIFIED COST $263,831,055)..........................................   341,858,415
                                                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENTS (2.2%)
             U.S. GOVERNMENT AGENCY (a) (2.1%)
$     7,500  Federal Home Loan Mortgage Corp. 5.50% due 09/02/97 (AMORTIZED COST $7,498,854)......     7,498,854
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (0.1%)
$       214  The Bank of New York 5.25% due 09/02/97 (dated 08/29/97; proceeds $213,885) (b)
               (IDENTIFIED COST $213,760).........................................................  $    213,760
                                                                                                    ------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $7,712,614).........................................................     7,712,614
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $271,543,669) (C)........................................................   99.9 %   349,571,029

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.1         193,896
                                                                                            ------  -------------
NET ASSETS................................................................................  100.0 % $ 349,764,925
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $210,436 U.S. Treasury Note 6.625% due 05/15/07 valued at $218,036.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $96,024,885 and the aggregate gross unrealized depreciation is $17,997,525, resulting in net unrealized appreciation of $78,027,360.

                                                                                      PERCENT OF
                               INDUSTRY                                    VALUE      NET ASSETS
------------------------------------------------------------------------------------------------
Cable & Telecommunications............................................  $  4,247,342       1.2  %
Electrical Equipment..................................................     8,231,099       2.3
Media Group...........................................................     5,116,932       1.5
Repurchase Agreement..................................................       213,760       0.1
Telecommunication Equipment...........................................    39,227,965      11.2
Transportation........................................................     7,737,551       2.2
U.S. Government Agency................................................     7,498,854       2.1
Utilities - Electric..................................................    74,813,568      21.4
Utilities - Natural Gas...............................................    24,840,435       7.1
Utilities - Telecommunications........................................   157,664,761      45.1
Utilities - Water.....................................................     3,691,477       1.0
Wireless Communication................................................    16,287,285       4.7
                                                                        ------------       ---
                                                                        $349,571,029      99.9  %
                                                                        ------------       ---
                                                                        ------------       ---

                                                                                      PERCENT OF
                          TYPE OF INVESTMENT                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------
Common Stocks.........................................................  $336,980,266      96.3  %
Preferred Stocks......................................................     4,878,149       1.4
Short-Term Investments................................................     7,712,614       2.2
                                                                        ------------       ---
                                                                        $349,571,029      99.9  %
                                                                        ------------       ---
                                                                        ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $271,543,669)............................  $349,571,029
Receivable for:
    Dividends...............................................       362,009
    Shares of beneficial interest sold......................       359,161
    Foreign withholding taxes reclaimed.....................       187,484
Deferred organizational expenses............................        62,875
Prepaid expenses and other assets...........................       100,670
                                                              ------------
     TOTAL ASSETS...........................................   350,643,228
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       324,080
    Plan of distribution fee................................       279,157
    Investment management fee...............................       202,867
Accrued expenses and other payables.........................        72,199
                                                              ------------
     TOTAL LIABILITIES......................................       878,303
                                                              ------------
     NET ASSETS.............................................  $349,764,925
                                                              ------------
                                                              ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $261,371,181
Net unrealized appreciation.................................    78,014,376
Accumulated undistributed net investment income.............       522,414
Accumulated undistributed net realized gain.................     9,856,954
                                                              ------------
     NET ASSETS.............................................  $349,764,925
                                                              ------------
                                                              ------------
CLASS A SHARES:
Net Assets..................................................      $404,135
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...        31,214
     NET ASSET VALUE PER SHARE..............................
                                                                    $12.95
                                                              ------------
                                                              ------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......        $13.67
                                                              ------------
                                                              ------------
CLASS B SHARES:
Net Assets..................................................  $349,299,556
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    26,988,356
     NET ASSET VALUE PER SHARE..............................
                                                                    $12.94
                                                              ------------
                                                              ------------
CLASS C SHARES:
Net Assets..................................................       $51,816
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         4,005
     NET ASSET VALUE PER SHARE..............................
                                                                    $12.94
                                                              ------------
                                                              ------------
CLASS D SHARES:
Net Assets..................................................        $9,418
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...           727
     NET ASSET VALUE PER SHARE..............................
                                                                    $12.95
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $541,085 foreign withholding tax).........  $  6,516,452
Interest....................................................       195,254
                                                              ------------

     TOTAL INCOME...........................................     6,711,706
                                                              ------------

EXPENSES
Plan of distribution fee (Class B shares)...................     1,625,857
Investment management fee...................................     1,179,063
Transfer agent fees and expenses............................       227,080
Custodian fees..............................................        82,993
Shareholder reports and notices.............................        36,064
Professional fees...........................................        35,735
Organizational expenses.....................................        17,149
Trustees' fees and expenses.................................         7,081
Other.......................................................        31,770
                                                              ------------

     TOTAL EXPENSES.........................................     3,242,792
                                                              ------------

     NET INVESTMENT INCOME..................................     3,468,914
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments.............................................     9,955,617
    Foreign exchange transactions...........................       (24,601)
                                                              ------------

     NET GAIN...............................................     9,931,016
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................     2,607,090
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................       (13,260)
                                                              ------------

     NET APPRECIATION.......................................     2,593,830
                                                              ------------

     NET GAIN...............................................    12,524,846
                                                              ------------

NET INCREASE................................................  $ 15,993,760
                                                              ------------
                                                              ------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED  FOR THE YEAR
                                                               AUGUST 31,      ENDED
                                                                 1997*      FEBRUARY 28,
                                                              (UNAUDITED)       1997
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $  3,468,914  $ 2,999,014
Net realized gain...........................................     9,931,016    6,159,318
Net change in unrealized appreciation.......................     2,593,830   33,486,202
                                                              ------------  ------------

     NET INCREASE...........................................    15,993,760   42,644,534
                                                              ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares..........................................    (3,109,704)  (3,680,883 )
Net realized gain
    Class B shares..........................................    (5,194,953)     --
                                                              ------------  ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................    (8,304,657)  (3,680,883 )
                                                              ------------  ------------
Net decrease from transactions in shares of beneficial
  interest..................................................   (10,163,680) (47,071,634 )
                                                              ------------  ------------

     NET DECREASE...........................................    (2,474,577)  (8,107,983 )

NET ASSETS:
Beginning of period.........................................   352,239,502  360,347,485
                                                              ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $522,414 AND $163,204, RESPECTIVELY)....................  $349,764,925  $352,239,502
                                                              ------------  ------------
                                                              ------------  ------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of companies, issued by issuers worldwide, which are engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate 0.65% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.625% of the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $10,722,453 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $325,088 and received $4,082 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $14,552,472 and $32,389,058, respectively.

For the period May 31, 1997 through August 31, 1997, the fund incurred brokerage commissions with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager since May 31, 1997, of $14,276, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $5,000.

5. FEDERAL INCOME TAX STATUS

As of February 28, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                        AUGUST 31, 1997             FOR THE YEAR
                                                    ------------------------           ENDED
                                                                                 FEBRUARY 28, 1997
                                                          (UNAUDITED)         ------------------------
                                                      SHARES       AMOUNT       SHARES       AMOUNT
                                                    ----------  ------------  ----------  ------------

CLASS A SHARES*
Sold..............................................      31,214  $    415,771      --           --
                                                    ----------  ------------  ----------  ------------

CLASS B SHARES
Sold..............................................   2,968,438    39,492,818   4,354,550  $ 51,632,264
Reinvestment of dividends and distributions.......     544,472     7,349,606     284,415     3,276,573
Redeemed..........................................  (4,344,236)  (57,485,944) (8,631,939) (101,980,471)
                                                    ----------  ------------  ----------  ------------
Net decrease--Class B.............................    (831,326)  (10,643,520) (3,992,974)  (47,071,634)
                                                    ----------  ------------  ----------  ------------

CLASS C SHARES*
Sold..............................................       4,005        54,054      --           --
                                                    ----------  ------------  ----------  ------------

CLASS D SHARES*
Sold..............................................         727        10,015      --           --
                                                    ----------  ------------  ----------  ------------
Net decrease in Fund..............................    (795,380) $(10,163,680) (3,992,974) $(47,071,634)
                                                    ----------  ------------  ----------  ------------
                                                    ----------  ------------  ----------  ------------


---------------------
 *   For the period July 28, 1997 (issue date) through August 31, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 1997, there were no outstanding forward contracts.

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE                           FOR THE
                                    SIX MONTHS   FOR THE    FOR THE   PERIOD MAY
                                      ENDED       YEAR       YEAR     31, 1994*
                                    AUGUST 31,    ENDED      ENDED     THROUGH
                                     1997**++   FEBRUARY   FEBRUARY    FEBRUARY
                                    (UNAUDITED) 28, 1997   29, 1996    28, 1995
--------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $   12.66   $  11.33   $   9.80   $   10.00
                                    ----------  ---------  ---------  ----------

Net investment income..............      0.13       0.10       0.18        0.13

Net realized and unrealized gain
 (loss)............................      0.46       1.35       1.64       (0.21)
                                    ----------  ---------  ---------  ----------

Total from investment operations...      0.59       1.45       1.82       (0.08)
                                    ----------  ---------  ---------  ----------

Less dividends and distributions
 from:
   Net investment income...........     (0.12)     (0.12)     (0.16)      (0.12)
   Net realized gain...............     (0.19)     --         (0.13)     --
                                    ----------  ---------  ---------  ----------

Total dividends and
 distributions.....................     (0.31)     (0.12)     (0.29)      (0.12)
                                    ----------  ---------  ---------  ----------

Net asset value, end of period..... $   12.94   $  12.66   $  11.33   $    9.80
                                    ----------  ---------  ---------  ----------
                                    ----------  ---------  ---------  ----------

TOTAL INVESTMENT RETURN+...........      4.54%(1)    12.91%    18.76%     (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.79%(2)     1.82%     1.87%      1.97%(2)

Net investment income..............      1.90%(2)     0.85%     1.66%      1.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $349,300   $352,240   $360,347    $337,600

Portfolio turnover rate............         4%(1)       10%       16%         2%(1)

Average commission rate paid.......    $0.0012    $0.0071     --         --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                           AUGUST 31,
                                                                             1997++
                                                                          (UNAUDITED)

----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 13.77

Net realized and unrealized loss......................................        (0.82)
                                                                             ------

Net asset value, end of period........................................      $ 12.95
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (5.95)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.18%(2)

Net investment income.................................................         0.04%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $404

Portfolio turnover rate...............................................            4%(1)

Average commission rate paid..........................................          $ 0.0012

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 13.77
                                                                            -------

Net investment loss...................................................        (0.01)

Net realized and unrealized loss......................................        (0.82)
                                                                            -------

Total from investment operations......................................        (0.83)
                                                                            -------

Net asset value, end of period........................................      $ 12.94
                                                                            -------
                                                                            -------

TOTAL INVESTMENT RETURN+..............................................        (6.03)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.89%(2)

Net investment income.................................................        (0.71)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $52

Portfolio turnover rate...............................................            4%(1)

Average commission rate paid..........................................           $0.0012

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                           AUGUST 31,
                                                                             1997++
                                                                          (UNAUDITED)

----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 13.77
                                                                            -------

Net investment income.................................................         0.01

Net realized and unrealized loss......................................        (0.83)
                                                                            -------

Total from investment operations......................................        (0.82)
                                                                            -------

Net asset value, end of period........................................      $ 12.95
                                                                            -------
                                                                            -------

TOTAL INVESTMENT RETURN+..............................................        (5.95)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.86%(2)

Net investment income.................................................         0.49%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $9

Portfolio turnover rate...............................................            4%(1)

Average commission rate paid..........................................           $0.0012

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
GLOBAL UTILITIES
FUND


[GRAPHIC]


SEMIANNUAL REPORT
AUGUST 31, 1997